Financial instruments and financial risk management (Details 1) - CAD ($)	Sep. 30, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 23,128,590	$ 27,988,471
Accounts payable	(2,211,310)	(2,408,302)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash	691,411	736,623
Accounts payable	$ (1,408,536)	$ (1,520,823)